Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,260,791	¥ 1,262,339
Recognized interest income	22,871	26,213
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	9,395	7,814
Recognized interest income	74	182
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	726,794	766,847
Recognized interest income	8,722	12,383
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	174,831	159,999
Recognized interest income	3,013	3,127
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	98,238	107,165
Recognized interest income	1,252	1,620
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	65,270	66,187
Recognized interest income	1,241	1,614
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	82,832	71,162
Recognized interest income	2,801	2,292
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	91,577	83,165
Recognized interest income	5,274	¥ 4,995
Other [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,854
Recognized interest income	¥ 494